Tax Situation (Details) - Schedule of Consolidated Pretax Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Pretax Income [Abstract]
Profit (Loss) before income tax	S/ 336,746	S/ (230,708)	S/ (28,637)
Income tax by applying local applicable tax rates on profit generated in the respective countries	104,315	(68,537)	(7,879)
Tax effect on:
Non-deductible expenses	32,564	143,627	33,489
Change in prior years estimations	5,748	26,486	8,492
Unrecognized deferred income tax asset	28,997	26,518	1,459
Provision of tax contingencies	7,756	3,631	14,240
Equity method (profit) loss	(888)	350	254
Non-taxable income	(16)	(914)	(57)
Minimum tax	17,149
Other		185	(3,593)
Income tax	S/ 195,625	S/ 131,346	S/ 46,405